CHANGES IN OPERATING ASSETS AND LIABILITIES (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CHANGES IN OPERATING ASSETS AND LIABILITIES
Accounts receivable and other	CAD (437)	CAD 698	CAD (83)
Accounts receivable from affiliates	(7)	82	(176)
Inventory	(371)	(315)	(186)
Deferred amounts and other assets	(183)	364	(429)
Accounts payable and other	396	(1,472)	(822)
Accounts payable to affiliates	71	(26)	34
Interest payable	20	31	24
Other long-term liabilities	153	(7)	(61)
Changes in operating assets and liabilities	CAD (358)	CAD (645)	CAD (1,699)